Expense Example - FidelitySAIHighIncomeFund-PRO - FidelitySAIHighIncomeFund-PRO - Fidelity SAI High Income Fund - Fidelity SAI High Income Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835